UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (17,011,716)	$ (4,108,806)
Adjustments to reconcile net loss to net cash used in operating activities:
Income related to short-term investments	(459,789)
Depreciation and amortization	399,798	518,199
Net loss on disposal of property, equipment, software and operating lease right-of-use asset		3,868
Share-based compensation	2,477,108	4,030,214
Amortization of right-of use assets and interest of lease liabilities	116,140	113,695
Foreign exchange loss (gain), net	283,768	(1,620,415)
Changes in operating assets and liabilities:
Prepayments and other current assets	207,683	1,412,635
Amount due from related parties	190,608	225,463
Other non-current assets	3,004	650
Accounts payable	276,889	817,652
Contract liabilities		(14,294,360)
Amount due to related parties	619,600	(2,107,305)
Accruals and other current liabilities	(342,976)	(194,644)
Lease liabilities	(119,332)	(119,184)
Income tax payable	(14,502)	1,895,063
Net cash used in operating activities	(13,373,717)	(13,427,275)
Cash flows from investing activities:
Placement of short-term investments	(53,500,000)	(20,000,000)
Withdrawal of short-term investments	53,959,789	20,000,000
Proceeds from disposal of property, equipment and software		159
Purchase of property, equipment and software	(12,547)	(30,965)
Net cash generated from (used in) investing activities	447,242	(30,806)
Cash flows from financing activities:
Proceeds from borrowings	2,806,230	3,951,237
Proceeds from exercise of share options	42,814	5,500
Payment Of Direct Cost Related To Market Offering	(200,000)
Repayment of borrowings	(4,085,110)	(5,797,491)
Net cash used in financing activities	(1,436,066)	(1,840,754)
Effect of exchange rate on cash and cash equivalents	102,071	300,119
Net decrease in cash and cash equivalents	(14,260,470)	(14,998,716)
Cash and cash equivalents at the beginning of the period	109,934,257	143,758,678	$ 143,758,678
Cash and cash equivalents at the end of the period	95,673,787	128,759,962	$ 109,934,257
Supplemental cash flow disclosures:
Interest paid	395,399	550,403
Income tax paid	15,890	145,500
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	$ 119,332	119,184
Right-of-use assets obtained in exchange for operating lease obligations		$ 113,901